Federated Hermes Conservative Municipal Microshort Fund Average Annual Total Returns		2 Months Ended	12 Months Ended	47 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Municipal Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.90%	0.13%
Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		3.20%	2.05%
A
Prospectus [Line Items]
Average Annual Return, Percent		2.26%	3.62%
Performance Inception Date		Oct. 29, 2024
IS
Prospectus [Line Items]
Average Annual Return, Percent			3.65%	2.27%
Performance Inception Date				Feb. 03, 2021
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.65%	2.27%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.65%	2.27%

[1]	The S&P Municipal Bond Index is a broad-based securities market index that tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality–from AAA to non-rated, including defaulted bonds–from all sectors of the municipal bond market.
[2]	The Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index is a municipal AAA 5% coupon benchmark yield curve that is the baseline curve for BVAL tax-exempt municipals. It is populated with high quality U.S. municipal bonds with an average rating of AAA from Moody’s and S&P.